Cover	Oct. 07, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A is being filed by Brain Scientific Inc. (the “Company,” “we,” “us,” or “our”), to amend the Current Report on Form 8-K we filed on October 7, 2021 (the “Original Report”) to provide the disclosures required by Item 9.01 of Form 8-K that were previously omitted from the Original Report as permitted by Item 9.01(a)(4) of Form 8-K. Except as provided herein, the disclosures made in the Original Report remain unchanged.
Document Period End Date	Oct. 07, 2021
Entity File Number	333-209325
Entity Registrant Name	Brain Scientific Inc.
Entity Central Index Key	0001662382
Entity Tax Identification Number	81-0876714
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	125 Wilbur Place
Entity Address, Address Line Two	Suite 170
Entity Address, City or Town	Bohemia
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11716
City Area Code	(917)
Local Phone Number	388-1578
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false